Trade receivables - Schedule of Trade Receivables (Details) - Trade receivables - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	SFr 204.8	SFr 174.6
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	218.1	183.7
Gross carrying amount | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	158.8	112.3
Gross carrying amount | Past due 1 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42.2	47.3
Gross carrying amount | Past due 91 - 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8.0	14.8
Gross carrying amount | Past due 181 - 360 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6.7	7.3
Gross carrying amount | Past due > 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2.4	2.0
Allowances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13.3)	(9.1)
Individual loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12.6	8.2
Expected credit loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	SFr 0.7	SFr 0.9